SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective prospectuses of each of the listed funds:


Scudder Emerging Markets Income Fund

Scudder Global Bond Fund
--------------------------------------------------------------------------------


The following replaces the section entitled "Who Manages and Oversees the Fund -- The subadvisor" for each of the above-referenced funds:

The subadvisor

Pursuant to an investment subadvisory agreement between Deutsche Investment Management Americas Inc. ("DeIM"), the funds' investment advisor, and Aberdeen Asset Management Investment Services Limited ("AAMISL"), a US registered investment advisor, AAMISL acts as the subadvisor for the funds. As the subadvisor, AAMISL, under the supervision of the Board of Directors and DeIM, makes each fund's investment decisions, buys and sells securities for each fund, and conducts the research that leads to these purchase and sale decisions. AAMISL is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. AAMISL provides a range of international investment advisory services to institutional and retail clients.

AAMISL will be paid for its services by DeIM from its fee as investment advisor to each fund. DeIM pays AAMISL a fee at the annual rate of 0.33% of the average daily net assets of the Scudder Emerging Markets Income Fund, computed daily and paid monthly, and 0.23% of the average daily net assets of the Scudder Global Bond Fund, computed daily and paid monthly.

Prior to December 2, 2005, Deutsche Asset Management Investment Services Limited ("DeAMIS"), an affiliate of DeIM, served as each fund's subadvisor. On December 1, 2005, DeAMIS became a direct wholly owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen Asset Management"), the parent company of an asset management group formed in 1983 and was renamed AAMISL. AAMISL's principal business address is One Bow Churchyard, London EC4M 9HH, United Kingdom.

The following supplements the section entitled "Who Manages and oversees the Fund -- The portfolio managers":

Effective December 2, 2005, the members of the portfolio management team have become employees of AAMISL and continue to be responsible for the management of the fund.

A team approach is utilized with respect to the day-to-day management of each fund's portfolio. Portfolio decisions are made jointly by the senior members of the management team. The following members of the management team handle the day-to-day operations of the fund:


Scudder Emerging Markets Income Fund          Edwin Gutierrez                          Nima Tayebi
  Brett Diment                                Portfolio Manager, Emerging Markets      Portfolio Manager, Emerging Markets and
  Head of Emerging Markets and Co-Manager     and Co-Manager of the fund.              Co-Manager of the fund.
  of the fund.                                o  Joined Aberdeen Asset Management      o  Joined Aberdeen Asset Management in 2005
  o  Joined Aberdeen Asset Management            in 2005 and the fund in 2002.            and the fund in 2003.
     in 2005 and the fund in 2002.            o  Formerly, Director of Deutsche        o  Formerly, Director of Deutsche Asset
  o  Formerly, Managing Director of              Asset Management; joined Deutsche        Management; joined Deutsche Asset
     Deutsche Asset Management; joined           Asset Management in 2000 after           Management in 2001 as an emerging
     Deutsche Asset Management in 1991.          five years of experience,                currency fund manager.
     Head of Emerging Markets.                   including emerging debt portfolio     o  Spent the previous eight years as an
  o  BSc from London School of Economics.        manager at INVESCO Asset                 executive director responsible for
                                                 Management responsible for Latin         emerging markets trading at Millennium
                                                 America and Asia and economist           Global Investments, and previously Vice
                                                 responsible for Latin America at         President at Salomon Brothers, focusing
                                                 LGT Asset Management.                    on emerging currency and debt trading,
                                              o  MsC from Georgetown University.          and also Head of Fixed Income research at
                                                                                          Renaissance Capital.
                                                                                       o  BA from Cambridge University, M.Phil from
                                                                                          Cambridge University.



Scudder Global Bond Fund
  Brett Diment                                Nik Hart                                 Matthew Cobon
  Head of Emerging Markets and Co-Manager     Head of European Investment Grade and    Head of Currency and Co-Manager of the fund.
  of the fund.                                Co-Manager of the fund.                  o  Joined Aberdeen Asset Management and the
  o  Joined Aberdeen Asset Management         o  Joined Aberdeen Asset Management         fund in 2005.
     in 2005 and the fund in 2002.               in 2005 and the fund in 2002.         o  Formerly, Director of Deutsche Asset
  o  Formerly, Managing Director of           o  Formerly, Managing Director of           Management; joined Deutsche Asset
     Deutsche Asset Management; joined           Deutsche Asset Management; joined        Management in 2001 as a member of the
     Deutsche Asset Management 1991. Head        Deutsche Asset Management in 1992.       fixed income currency desk.
     of Emerging Markets.                     o  Head of European Investment Grade,    o  Previously had five years of experience
  o  BSc from London School of Economics.        analyst specializing in investing        at Citibank advising global fixed income
  Annette Fraser                                 credit and managing sterling             and currency fund managers on the active
  Client Portfolio Manager and Co-Manager        portfolios.                              management of their currency exposure.
  of the fund.                                Stephen Ilott                            o  BA from Warwick University.
  o  Joined Aberdeen Asset Management         Head of Fixed Income and Co-Manager
     in 2005 and the fund in 2002.            of the fund.
  o  Formerly, Managing Director of           o  Joined Aberdeen Asset Management
     Deutsche Asset Management; joined           in 2005 as head of the fixed
     Deutsche Asset Management in 1990.          income business globally.
  o  Portfolio Manager in the fixed income    o  Joined the fund in 2002.
     team for 10 years specializing in the    o  Formerly, Managing Director of
     Global fixed income product.                Deutsche Asset Management; joined
  o  MA from St. Andrews University.             Deutsche Asset Management in 1998.
  Anthony Fletcher                            o  Prior to 1998, managed global
  Client Portfolio Manager and Co-Manager        fixed income and currency
  of the fund.                                   portfolios on behalf of central
  o  Joined Aberdeen Asset Management            banks, corporations and pension
     in 2005 and the fund in 2002.               funds at Robert Fleming & Company
  o  Formerly, Director of Deutsche Asset        from 1986 to 1997.
     Management; joined Deutsche Asset        Ian Winship
     Management in 1996 as a portfolio        Head of Global Interest Rates and
     manager covering global and UK fixed     Co-Manager of the fund.
     income products.                         o  Joined Aberdeen Asset Management
  o  Over 18 years investment industry           in 2005 and the fund in 2002.
     experience, including serving as the     o  Formerly, Director of Deutsche
     Head of global fixed income at the          Asset Management; joined Deutsche
     Saudi American Bank and as a fund           Asset Management in 1999 as a
     manager for the Industrial Bank of          member of the fixed income team.
     Japan.                                   o  Previously had nine years of
  o  BSc Geology from University of London.      experience as a fixed income
                                                 portfolio manager at Scottish
                                                 Amicable Investment Managers,
                                                 Murray Johnstone, and Hill Samuel
                                                 Asset Managers.
                                              o  BA from University of Strathclyde.


Scudder Fixed Income Fund

Scudder Short Duration Fund
--------------------------------------------------------------------------------


The following supplements the section entitled "Who Manages and Oversees the Fund" for each of the above-referenced funds: The subadvisor

Pursuant to an investment subadvisory agreement between Deutsche Asset Management Inc. ("DeAM"), the fund's investment advisor, and Aberdeen Asset Management Inc. ("AAMI"), a US registered investment advisor, AAMI acts as the subadvisor for the fund. As the subadvisor, AAMI, under the supervision of the Board of Trustees and DeAM, makes the fund's investment decisions, buys and sells securities for the fund, and conducts the research that leads to these purchase and sale decisions. AAMI is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. AAMI provides a full range of international investment advisory services to institutional and retail clients.

AAMI will be paid for its services by DeAM from its fee as investment advisor to each fund. DeAM pays AAMI a fee at the annual rate of 0.29% of the average daily net assets of the Scudder Fixed Income Fund, computed daily and paid monthly and 0.22% of the average daily net assets of the Scudder Short Duration Fund, computed daily and paid monthly.

AAMI is a direct wholly owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983. AAMI's headquarters are located at 1735 Market Street, Philadelphia, PA 19103.

The following supplements the section entitled "Who Manages and oversees the Fund -- The portfolio managers":

A team approach is utilized with respect to the day-to-day management of each fund's portfolio. Portfolio decisions are made jointly by the senior members of the management team. The following members of the management team handle the day-to-day operations of each fund:

  Gary W. Bartlett, CFA                       J. Christopher Gagnier                   Timothy C. Vile, CFA
  CIO for Active Fixed Income and senior      Head of Core Plus Fixed Income           Senior portfolio manager for Core Fixed
  portfolio manager specializing in           product and senior portfolio manager     Income and Global Aggregate Fixed Income:
  taxable municipal, utility and              for corporate and commercial             Philadelphia.
  government fixed income investments:        mortgages: Philadelphia.                 o  Joined Aberdeen Asset Management Inc.
  Philadelphia.                               o  Joined Aberdeen Asset Management         in 2005.
  o  Joined Aberdeen Asset Management Inc.       Inc. in 2005.                         o  Formerly, Managing Director of Deutsche
     in 2005.                                 o  Formerly, Managing Director of           Asset Management; joined Deutsche Asset
  o  Formerly, Managing Director of              Deutsche Asset Management; joined        Management in 1991 as member of Core
     Deutsche Asset Management; joined           Deutsche Asset Management in 1997        Fixed Income; seconded to the London
     Deutsche Asset Management in 1992           after 17 years of experience in          office from January 1999 to June 2002 to
     after nine years of experience as           fixed income investments at Paine        design and develop the firm's European
     an analyst and fixed income portfolio       Webber and Continental Bank.             Credit and Global Aggregate capabilities;
     manager at PNC Financial and credit      o  BS from Wharton School of                before joining Deutsche Asset Management,
     analyst at First Pennsylvania Bank.         Business; MBA from University of         he had six years of experience that
  o  BA from Bucknell University; MBA from       Chicago.                                 included portfolio manager for fixed
     Drexel University.                       Daniel R. Taylor, CFA                       income portfolios at Equitable Capital
  Warren S. Davis, III                        Senior portfolio manager for                Management.
  Senior portfolio manager for mortgage-      asset-backed and commercial mortgage     o  BS from Susquehanna University.
  and asset-backed fixed income               fixed income investments:                William T. Lissenden
  investments: Philadelphia.                  Philadelphia.                            Portfolio manager for Core Fixed Income:
  o  Joined Aberdeen Asset Management Inc.    o  Joined Aberdeen Asset Management      Philadelphia.
     in 2005.                                    Inc. in 2005.                         o  Joined Aberdeen Asset Management Inc.
  o  Formerly, Managing Director of           o  Formerly, Managing Director of           in 2005.
     Deutsche Asset Management; joined           Deutsche Asset Management; joined     o  Formerly, Director of Deutsche Asset
     Deutsche Asset Management in 1995           Deutsche Asset Management in 1998        Management; joined Deutsche Asset
     after nine years of experience as a         after six years of experience as         Management in 2002 after 31 years of
     trader, analyst and developer of            fixed income portfolio manager and       experience, including fixed income
     analytical and risk management              senior credit analyst for                strategist and director of research at
     systems for PaineWebber and Merrill         CoreStates Investment Advisors.          Conseco Capital Management, director of
     Lynch.                                   o  BS from Villanova University.            fixed income research and product
  o  BS from Pennsylvania State                                                           management at Prudential Securities and
     University; MBA from Drexel                                                          national sales manager for fixed income
     University.                                                                          securities at Prudential Securities.
  Thomas J. Flaherty                                                                   o  BS from St. Peter's College; MBA from
  Senior portfolio manager for corporate                                                  Baruch College.
  and taxable municipal fixed income
  investments: Philadelphia.
  o  Joined Aberdeen Asset Management Inc.
     in 2005.
  o  Formerly, Managing Director of
     Deutsche Asset Management; joined
     Deutsche Asset Management in 1995
     after 10 years of fixed income
     experience, including vice president
     for US taxable fixed income
     securities at Prudential Securities.
  o  BA from SUNY Stony Brook.


Scudder Income Fund
--------------------------------------------------------------------------------

The following replaces and supplements the section entitled "Who Manages and Oversees the Fund -- The subadvisor" for the fund:

The subadvisor

Pursuant to an investment subadvisory agreement between Deutsche Investment Management Americas Inc. ("DeIM"), the fund's investment advisor, and Aberdeen Asset Management Inc. ("AAMI"), a US registered investment advisor, AAMI acts as the subadvisor for the fund. As the subadvisor, AAMI, under the supervision of the Board of Trustees and DeIM, makes the investment decisions for the fund, except its high yield portion, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. AAMI is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. AAMI provides a full range of international investment advisory services to institutional and retail clients. DeIM continues to manage the high yield portion of the fund.

AAMI will be paid for its services by DeIM from its fee as investment advisor to the fund. DeIM pays AAMI a fee at the annual rate of 0.33% of the average daily net assets of the fund, computed daily and paid monthly.

AAMI is a direct wholly owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983. AAMI's headquarters are located at 1735 Market Street, Philadelphia, PA 19103.

The sub-subadvisor

Pursuant to an investment sub-subadvisory agreement between AAMI and Aberdeen Asset Management Investment Services Limited ("AAMISL"), a US registered investment advisor, AAMISL acts as the sub-subadvisor for the fund. As the sub-subadvisor, AAMISL, under the supervision of the Board of Trustees, DeIM and AAMI, manages the fund's investments in foreign securities, foreign currencies and related investments and conducts the research that leads to these investments. AAMISL is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges for the portion of the fund's portfolio advised by AAMISL. AAMISL provides a full range of international investment advisory services to institutional and retail clients. AAMI continues to manage the core bond and active fixed income strategies of the fund.

AAMISL will be paid for its sub-subadvisory services by AAMI, the fund's subadvisor, from AAMI's subadvisory fee paid by DeIM to AAMI. AAMI pays AAMISL a fee at the annual rate of 0.05% of the average daily net assets of the fund, computed daily and paid monthly.

Prior to December 2, 2005, Deutsche Asset Management Investment Services Limited ("DeAMIS"), an affiliate of DeIM, served as the fund's subadvisor. On December 1, 2005, DeAMIS became a direct wholly owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983, and was renamed AAMISL. AAMISL's principal business address is One Bow Churchyard, London EC4M 9HH, United Kingdom.

The following supplements the section entitled "Who Manages and oversees the Fund -- The portfolio managers":

Effective December 2, 2005, with the exception of Andrew P. Cestone, manager of the high yield portion of the fund (who is remaining with DeIM), the members of the portfolio management team have become employees of AAMI and/or AAMISL and continue to be responsible for the management of the fund.

A team approach is utilized with respect to the day-to-day management of the fund's portfolio. Portfolio decisions are made jointly by the senior members of the management team.

The following portfolio manager is responsible for the day-to-day management of the high yield portion of the fund.

  Andrew P. Cestone
  Managing Director of Deutsche Asset
  Management and Co-Lead Portfolio
  Manager of the fund.
  o  Joined Deutsche Asset Management
     in 1998 and the fund in 2002.
  o  Prior to that, Investment Analyst,
     Phoenix Investment Partners, from
     1997 to 1998.
  o  Prior to that, Credit Officer, asset
     based lending group, Fleet Bank, from
     1995 to 1997.
  o  BA, University of Vermont.

The following members of the management team handle the day-to-day operations of the core bond and active fixed income portion of the fund:


  Gary W. Bartlett, CFA                       Thomas J. Flaherty                       Timothy C. Vile, CFA
  CIO for Active Fixed Income and senior      Senior portfolio manager for             Senior portfolio manager for Core Fixed
  portfolio manager specializing in           corporate and taxable municipal fixed    Income and Global Aggregate Fixed Income:
  taxable municipal, utility and              income investments: Philadelphia.        Philadelphia.
  government fixed income investments:        o  Joined Aberdeen Asset Management      o  Joined Aberdeen Asset Management Inc.
  Philadelphia.                                  Inc. in 2005 and the fund in 2002.       in 2005 and the fund in 2002.
  o  Joined Aberdeen Asset Management Inc.    o  Formerly, Managing Director of        o  Formerly, Managing Director of Deutsche
     in 2005 and the fund in 2002.               Deutsche Asset Management; joined        Asset Management; joined Deutsche Asset
  o  Formerly, Managing Director of              Deutsche Asset Management in 1995        Management in 1991 as member of Core
     Deutsche Asset Management; joined           after 10 years of fixed income           Fixed Income; seconded to the London
     Deutsche Asset Management in 1992           experience, including vice               office from January 1999 to June 2002 to
     after nine years of experience as           president for US taxable fixed           design and develop the firm's European
     an analyst and fixed income portfolio       income securities at Prudential          Credit and Global Aggregate capabilities;
     manager at PNC Financial and credit         Securities.                              before joining Deutsche Asset Management,
     analyst at First Pennsylvania Bank.      o  BA from SUNY Stony Brook.                he had six years of experience that
  o  BA from Bucknell University; MBA from    J. Christopher Gagnier                      included portfolio manager for fixed
     Drexel University.                       Head of Core Plus Fixed Income              income portfolios at Equitable Capital
  Warren S. Davis, III                        product and senior portfolio manager        Management.
  Senior portfolio manager for mortgage-      for corporate and commercial             o  BS from Susquehanna University.
  and asset-backed fixed income               mortgages: Philadelphia.                 William T. Lissenden
  investments:  Philadelphia.                 o  Joined Aberdeen Asset Management      Portfolio manager for Core Fixed Income:
  o  Joined Aberdeen Asset Management Inc.       Inc. in 2005 and the fund in 2002.    Philadelphia.
     in 2005 and the fund in 2002             o  Formerly, Managing Director of        o  Joined Aberdeen Asset Management Inc.
  o  Formerly, Managing Director of              Deutsche Asset Management; joined        in 2005 and the fund in 2003.
     Deutsche Asset Management; joined           Deutsche Asset Management in 1997     o  Formerly, Director of Deutsche Asset
     Deutsche Asset Management in 1995           after 17 years of experience in          Management; joined Deutsche Asset
     after nine years of experience as a         fixed income investments at Paine        Management in 2002 after 31 years of
     trader, analyst and developer of            Webber and Continental Bank.             experience, including fixed income
     analytical and risk management           o  BS from Wharton School of                strategist and director of research at
     systems for PaineWebber and Merrill         Business; MBA from University of         Conseco Capital Management, director of
     Lynch.                                      Chicago.                                 fixed income research and product
  o  BS from Pennsylvania State               Daniel R. Taylor, CFA                       management at Prudential Securities and
     University; MBA from Drexel              Senior portfolio manager for                national sales manager for fixed income
     University.                              asset-backed and commercial mortgage        securities at Prudential Securities.
                                              fixed income investments:                o  BS from St. Peter's College; MBA from
                                              Philadelphia.                               Baruch College.
                                              o  Joined Aberdeen Asset Management
                                                 Inc. in 2005 and the fund in 2002.
                                              o  Formerly, Managing Director of
                                                 Deutsche Asset Management; joined
                                                 Deutsche Asset Management in 1998
                                                 after six years of experience as
                                                 fixed income portfolio manager and
                                                 senior credit analyst for
                                                 CoreStates Investment Advisors.
                                              o  BS from Villanova University.


                                       5


The following portfolio managers are responsible for the day-to-day management of the foreign securities, foreign currencies and related investments for the fund:


  Brett Diment                                Nik Hart                                 Ian Winship
  Head of Emerging Markets and Co-Manager     Head of European Investment Grade        Head of Global Interest Rates and Co-Manager
  of the fund.                                and  Co-Manager of the fund.             of the fund.
  o  Joined Aberdeen Asset Management         o  Joined Aberdeen Asset Management      o  Joined Aberdeen Asset Management in 2005
     in 2005 and the fund in 2002.               and the fund in 2005.                    and the fund in 2004.
  o  Formerly, Managing Director of           o  Formerly, Managing Director of        o  Formerly, Director of Deutsche Asset
     Deutsche Asset Management; joined           Deutsche Asset Management; joined        Management; joined Deutsche Asset
     Deutsche Asset Management 1991. Head        Deutsche Asset Management in 1992        Management in 1999 as a member of the
     of Emerging Markets.                        as a graduate.                           fixed income team.
  o  BSc from London School of Economics.     o  Head of European Investment Grade,    o  Previously had nine years of experience
  Annette Fraser                                 analyst specializing in investing        as a fixed income portfolio manager at
  Client Portfolio Manager and Co-Manager        credit and managing sterling             Scottish Amicable Investment Managers,
  of the fund.                                   portfolios.                              Murray Johnstone, and Hill Samuel Asset
  o  Joined Aberdeen Asset Management and     o  Joined the fund in 2002.                 Managers.
     the fund in 2005.                        Stephen Ilott                            o  BA from University of Strathclyde.
  o  Formerly, Managing Director of           Head of Fixed Income and Co-Manager      Matthew Cobon
     Deutsche Asset Management; joined        of the Fund.                             Head of Currency and Co-Manager of the fund.
     Deutsche Asset Management in 1990.       o  Joined Aberdeen Asset Management      o  Joined Aberdeen Asset Management and the
  o  Portfolio Manager in the fixed income       in 2005 as head of the fixed             fund in 2005.
     team for 10 years specializing in the       income business globally.             o  Formerly, Director of Deutsche Asset
     Global fixed income product.             o  Joined the fund in 2004.                 Management; joined Deutsche Asset
  o  MA from St. Andrews University.          o  Formerly, Managing Director of           Management in 2001 as a member of the
  Anthony Fletcher                               Deutsche Asset Management; joined        fixed income currency desk.
  Client Portfolio Manager and Co-Manager        Deutsche Asset Management in 1998.    o  Previously had five years of experience
  of the fund.                                o  Prior to 1998, managed global            at Citibank advising global fixed income
  o  Joined Aberdeen Asset Management and        fixed income and currency                and currency fund managers on the active
     the fund in 2005.                           portfolios on behalf of central          management of their currency exposure.
  o  Formerly, Managing Director of              banks, corporations and pension       o  BA from Warwick University.
     Deutsche Asset Management; joined           funds at Robert Fleming & Company
     Deutsche Asset Management in 1996 as        from 1986 to 1997.
     a portfolio manager covering global
     and UK fixed income products.
  o  Over 18 years investment industry
     experience, including serving as the
     Head of global fixed income at the
     Saudi American Bank and as a fund
     manager for the Industrial Bank of
     Japan.
  o  BSc Geology from University of London.


Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund may be found in the SAI.



Scudder Lifecycle Long Range Fund
--------------------------------------------------------------------------------

The following supplements the section entitled "Who Manages and Oversees the Fund -- The subadvisor" for the fund:

Pursuant to an investment subadvisory agreement between Deutsche Asset Management, Inc. ("DeAM, Inc."), the fund's advisor and Aberdeen Asset Management Inc. ("AAMI"), a US registered investment advisor, AAMI acts as the subadvisor for the fund. With respect to the core bond and active fixed income portions of the fund only. AAMI makes the investment decisions, buys and sells securities, and conducts the research that leads to these purchase and sale decisions. AAMI is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. AAMI provides a full range of international investment advisory services to institutional and retail clients.

AAMI will be paid for its services by DeAM, Inc. from its fee as investment advisor to the fund. DeAM pays AAMI a fee at the annual rate of 0.18% of the average daily net assets of the fund, computed daily and paid monthly.

AAMI is a direct wholly owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983. AAMI's principal business address is 1735 Market Street, Philadelphia, PA 19103.

The following supplements the section entitled "Who Manages and Oversees the Fund -- The portfolio managers":

The following portfolio managers are responsible for the day-to-day management of the fund's investments, except for the passive equity, core bond and active fixed income portions of the fund.


  Thomas Picciochi                             Robert Wang
  Director of Deutsche Asset Management and    Managing Director of Deutsche Asset
  Portfolio Manager of the fund.               Management and Co-Manager of the fund.
  o  Joined Deutsche Asset Management in       o  Joined Deutsche Asset Management in
     1999, formerly serving as portfolio          1995 after 13 years of experience in
     manager for Absolute Return                  fixed income trading at J.P. Morgan.
     Strategies, after 13 years of             o  Senior portfolio manager for global
     experience in various research and           and tactical asset allocation
     analysis positions at State Street           portfolios, with a focus on
     Global Advisors, FPL Energy, Barnett         quantitative asset allocation,
     Bank, Trade Finance Corporation and          portfolio risk control and
     Reserve Financial Management.                derivatives trading management.
  o  Senior portfolio manager for              o  BS, University of Pennsylvania -- The
     Quantitative strategies: New York.           Wharton School.
  o  BA & MBA from University of Miami.        o  Joined the fund in 2000.
  o  Joined the fund in 2005.

The following portfolio managers are responsible for the day-to-day management of the core bond and active fixed income portion of the fund:


  Gary W. Bartlett, CFA                        Thomas J. Flaherty                          Timothy C. Vile, CFA
  CIO for Active Fixed Income and senior       Senior portfolio manager for corporate      Senior portfolio manager for Core Fixed
  portfolio manager specializing in taxable    and taxable municipal fixed income          Income and Global Aggregate Fixed
  municipal, utility and government fixed      investments:  Philadelphia.                 Income:  Philadelphia.
  income investments: Philadelphia.            o  Joined Aberdeen Asset Management Inc.    o  Joined Aberdeen Asset Management Inc.
  o  Joined Aberdeen Asset Management Inc.        and the fund in 2005.                       and the fund in 2005.
     and the fund in 2005.                     o  Formerly, Managing Director of           o  Formerly, Managing Director of
  o  Formerly, Managing Director of               Deutsche Asset Management; joined           Deutsche Asset Management; joined
     Deutsche Asset Management; joined            Deutsche Asset Management in 1995           Deutsche Asset Management in 1991 as
     Deutsche Asset Management in 1992            after 10 years of fixed income              member of Core Fixed Income; seconded
     after nine years of experience as an         experience, including vice president        to the London office from January
     analyst and fixed income portfolio           for US taxable fixed income                 1999 to June 2002 to design and
     manager at PNC Financial and credit          securities at Prudential Securities.        develop the firm's European Credit
     analyst at First Pennsylvania Bank.       o  BA from SUNY Stony Brook.                   and Global Aggregate capabilities;
  o  BA from Bucknell University; MBA from     J. Christopher Gagnier                         before joining Deutsche Asset
     Drexel University.                        Head of Core Plus Fixed Income product         Management, he had six years of
  Warren S. Davis, III                         and senior portfolio manager for               experience that included portfolio
  Senior portfolio manager for mortgage-       corporate and commercial mortgages:            manager for fixed income portfolios
  and asset-backed fixed income                Philadelphia.                                  at Equitable Capital Management.
  investments:  Philadelphia.                  o  Joined Aberdeen Asset Management Inc.    o  BS from Susquehanna University.
  o  Joined Aberdeen Asset Management Inc.        and the fund in 2005.                    William T. Lissenden
     and the fund in 2005.                     o  Formerly, Managing Director of           Portfolio manager for Core Fixed
  o  Formerly, Managing Director of               Deutsche Asset Management; joined        Income:  Philadelphia.
     Deutsche Asset Management; joined            Deutsche Asset Management in 1997        o  Joined Aberdeen Asset Management Inc.
     Deutsche Asset Management in 1995            after 17 years of experience in fixed       and the fund in 2005.
     after nine years of experience as a          income investments at Paine Webber       o  Formerly, Director of Deutsche Asset
     trader, analyst and developer of             and Continental Bank.                       Management; joined Deutsche Asset
     analytical and risk management systems    o  BS from Wharton School of Business;         Management in 2002 after 31 years of
     for PaineWebber and Merrill Lynch.           MBA from University of Chicago.             experience, including fixed income
  o  BS from Pennsylvania State University;    Daniel R. Taylor, CFA                          strategist and director of research
     MBA from Drexel University.               Senior portfolio manager for                   at Conseco Capital Management,
                                               asset-backed and commercial mortgage           director of fixed income research and
                                               fixed income investments: Philadelphia.        product management at Prudential
                                               o  Joined Aberdeen Asset Management Inc.       Securities and national sales manager
                                                  and the fund in 2005.                       for fixed income securities at
                                               o  Formerly, Managing Director of              Prudential Securities.
                                                  Deutsche Asset Management; joined        o  BS from St. Peter's College; MBA from
                                                  Deutsche Asset Management in 1998           Baruch College.
                                                  after six years of experience as
                                                  fixed income portfolio manager and
                                                  senior credit analyst for CoreStates
                                                  Investment Advisors.
                                               o  BS from Villanova University.

Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds may be found in the SAI.

               Please Retain This Supplement for Future Reference





December 5, 2005
SMF-3674